Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Talent Committee before granting an equity award, the Compensation and Talent Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation and Talent Committee has historically granted such awards on a predetermined annual schedule. In fiscal year 2024, we did not grant new awards of stock options, stock appreciation rights, or similar option‐like instruments to our NEOs.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information becomes known to the Compensation Talent Committee before granting an equity award, the Compensation and Talent Committee will consider such information and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of impropriety.
MNPI Disclosure Timed for Compensation Value	false